Employee Benefits (Tables)	12 Months Ended
Oct. 31, 2019
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Schedule of Relative Size of Plan Obligation and Assets
( a)	Relative size of plan obligations and assets

	Pension plans			Other benefit plans
	Canada
For the year ended October 31, 2019	SPP	Other	International	Canada	International
Percentage of total benefit obligations	70%	15%	15%	54%	46%
Percentage of total plan assets	71%	9%	20%	1%	99%
Percentage of total benefit expense (1)	75%	22%	3%	40%	60%

	Pension plans			Other benefit plans
	Canada
For the year ended October 31, 2018	SPP	Other	International	Canada	International
Percentage of total benefit obligations	70%	14%	16%	58%	42%
Percentage of total plan assets	72%	9%	19%	16%	84%
Percentage of total benefit expense (1)	82%	16%	2%	39%	61%

(1)	Excludes non-routine benefit expense items such as past service costs, curtailment charges and settlement charges.

Summary of Cash Contributions and Payments made by Bank to Principal Plans
The table below shows the cash contributions and payments made by the Bank to its principal plans in 2019, and the two prior years.

Contributions to the principal plans for the year ended October 31 ($ millions)	2019	2018	2017
Defined benefit pension plans (cash contributions to fund the plans, including paying beneficiaries under the unfunded pension arrangements)
SPP (excluding DC provision)	$196	$238	$286
All other plans	53	78	185
Other benefit plans (cash contributions mainly in the form of benefit payments to beneficiaries)	78	61	51
Defined contribution pension plans (cash contributions)	69	41	35
Total contributions (1)	$396	$418	$557

(1)
Based on preliminary estimates, the Bank expects to make contributions of $196 to the SPP (excluding the DC provision), $75 to all other defined benefit pension plans, $61 to other benefit plans and $91 to all defined contribution plans for the year ending October 31, 2020.

Summary of Excess (deficit) of Fair Value of Assets Over Benefit Obligation for wholly Unfunded Plans and Wholly or Partly Funded Plans
The excess (deficit) of the fair value of assets over the benefit obligation at the end of the year includes the following amounts for plans that are wholly unfunded and plans that are wholly or partly funded.

	Pension plans			Other benefit plans
As at October 31 ($ millions)	2019	2018	2017	2019	2018	2017
Benefit obligation
Benefit obligation of plans that are wholly unfunded	$459	$400	$418	$1,157	$1,101	$1,324
Benefit obligation of plans that are wholly or partly funded	9,248	7,868	8,424	300	273	334

Funded status
Benefit obligation of plans that are wholly or partly funded	$9,248	$7,868	$8,424	$300	$273	$334
Fair value of assets	8,439	8,037	8,329	193	240	266
Excess (deficit) of fair value of assets over benefit obligation of wholly or partly funded plans	$(809)	$169	$(95)	$(107)	$(33)	$(68)
Benefit obligation of plans that are wholly unfunded	459	400	418	1,157	1,101	1,324
Excess (deficit) of fair value of assets over total benefit obligation	$(1,268)	$(231)	$(513)	$(1,264)	$(1,134)	$(1,392)
Effect of asset limitation and minimum funding requirement	(2)	(2)	(39)	–	–	–
Net asset (liability) at end of year	$(1,270)	$(233)	$(552)	$(1,264)	$(1,134)	$(1,392)

Summary of Financial Information related to Principal Plans
The following tables present financial information related to the Bank’s principal plans.

	Pension plans			Other benefit plans
For the year ended October 31 ($ millions)	2019	2018	2017	2019	2018		2017
Change in benefit obligation
Benefit obligation at beginning of year	$8,268	$8,842	$9,139	$1,374	$1,658		$1,682
Current service cost	291	334	330	26	30		39
Interest cost on benefit obligation	331	309	297	72	70		72
Employee contributions	25	22	24	–	–		–
Benefits paid	(770)	(1,012)	(724)	(96)	(90)		(76)
Actuarial loss (gain)	1,590	(495)	(46)	120	(96)		(36)
Past service cost	7	5	–	(9)	(196	) (2)	4
Business acquisition	(4)	264	–	1	6		1
Settlements	(2)	(2)	(157)	(45)	–		–
Foreign exchange	(29)	1	(21)	14	(8)		(28)
Benefit obligation at end of year	$9,707	$8,268	$8,842	$1,457	$1,374		$1,658

Change in fair value of assets
Fair value of assets at beginning of year	8,037	8,329	7,770	240	266		284
Interest income on fair value of assets	331	305	273	23	20		19
Return on plan assets in excess of (less than) interest income on fair value of assets	634	(166)	700	(16)	(11)		1
Employer contributions	249	316	471	78	61		51
Employee contributions	25	22	24	–	–		–
Benefits paid	(770)	(1,012)	(724)	(96)	(90)		(76)
Administrative expenses	(17)	(14)	(13)	–	–		–
Business acquisition	–	251	–	–	–		–
Settlements	(2)	(2)	(157)	(46)	–		(1)
Foreign exchange	(48)	8	(15)	10	(6)		(12)
Fair value of assets at end of year	$8,439	$8,037	$8,329	$193	$240		$266

Funded status
Excess (deficit) of fair value of assets over benefit obligation at end of year	(1,268)	(231)	(513)	(1,264)	(1,134)		(1,392)
Effect of asset limitation and minimum funding requirement (1)	(2)	(2)	(39)	–	–		–
Net asset (liability) at end of year	$(1,270)	$(233)	$(552)	$(1,264)	$(1,134)		$(1,392)
Recorded in:
Other assets in the Bank’s Consolidated Statement of Financial Position	422	360	256	–	–		1
Other liabilities in the Bank’s Consolidated Statement of Financial Position	(1,692)	(593)	(808)	(1,264)	(1,134)		(1,393)
Net asset (liability) at end of year	$(1,270)	$(233)	$(552)	$(1,264)	$(1,134)		$(1,392)

Annual benefit expense
Current service cost	291	334	330	26	30		39
Net interest expense (income)	–	7	29	49	50		53
Administrative expenses	14	12	11	–	–		–
Past service costs	7	5	–	(9)	(196	) (2)	4
Amount of settlement (gain) loss recognized	–	–	–	1	–		–
Remeasurement of other long-term benefits	–	–	–	(5)	(10)		(3)
Benefit expense (income) recorded in the Consolidated Statement of Income	$312	$358	$370	$62	$(126)		$93
Defined contribution benefit expense	$65	$41	$35	$3	$–		$–

Remeasurements
(Return) on plan assets in excess of interest income on fair value of assets	(634)	166	(700)	17	11		1
Actuarial loss (gain) on benefit obligation	1,590	(495)	(46)	124	(86)		(35)
Change in the asset limitation	–	(40)	(25)	–	–		–
Remeasurements recorded in OCI	$956	$(369)	$(771)	$141	$(75)		$(34)
Total benefit cost	$1,333	$30	$(366)	$206	$(201)		$59
Additional details on actual return on assets and actuarial (gains) and losses
Actual return on assets (net of administrative expenses)	$948	$125	$960	$7	$9		$20
Actuarial (gains) and losses from changes in demographic assumptions	(5)	(148)	(6)	(35)	(23)		–
Actuarial (gains) and losses from changes in financial assumptions	1,496	(548)	(71)	150	(92)		(13)
Actuarial (gains) and losses from changes in experience	99	201	31	5	19		(23)

Additional details on fair value of pension plan assets invested
In Scotiabank securities (stock, bonds)	392	377	457	–	3		4
In property occupied by Scotiabank	4	4	4	–	–		–

Change in asset ceiling/onerous liability
Asset ceiling /onerous liability at end of prior year	2	39	60	–	–		–
Interest expense	–	3	5	–	–		–
Remeasurements	–	(40)	(25)	–	–		–
Foreign exchange	–	–	(1)	–	–		–
Asset ceiling /onerous liability at end of year	$2	$2	$39	$–	$–		$–

(1)	The recognized asset is limited by the present value of economic benefits available from a reduction in future contributions to a plan and from the ability to pay plan expenses from the fund.
(2)	The past service cost for other benefit plans includes a decrease of $203 million in the first quarter of fiscal 2018, related to modifications to the Bank’s post-retirement benefits plan.

Summary of Disaggregation of Defined Benefit Obligation
The weighted average duration of the total benefit obligation at October 31, 2019 is 15.7 years (2018 – 14.4 years, 2017 – 15.3 years).

	Pension plans			Other benefit plans
For the year ended October 31	2019	2018	2017	2019	2018	2017
Disaggregation of the benefit obligation (%)
Canada
Active members	53%	57%	58%	6%	9%	29%
Inactive and retired members	47%	43%	42%	94%	91%	71%
Total	100%	100%	100%	100%	100%	100%
Mexico
Active members	25%	26%	27%	49%	54%	55%
Inactive and retired members	75%	74%	73%	51%	46%	45%
Total	100%	100%	100%	100%	100%	100%
United States
Active members	42%	45%	48%	38%	34%	35%
Inactive and retired members	58%	55%	52%	62%	66%	65%
Total	100%	100%	100%	100%	100%	100%

Summary of Key Weighted-Average Assumptions used by Bank for Measurement of Benefit Obligation and Benefit Expense for All of Bank's Principal Plans
The key weighted-average assumptions used by the Bank for the measurement of the benefit obligation and benefit expense for all of the Bank’s principal plans are summarized as follows:

	Pension plans			Other benefit plans
For the year ended October 31	2019	2018	2017	2019	2018	2017
Benefit obligation at end of year
Discount rate – all plans	3.32%	4.35%	3.90%	4.71%	5.54%	4.86%
Discount rate – Canadian plans only	3.10%	4.10%	3.60%	2.98%	3.96%	3.53%
Rate of increase in future compensation (1)	2.70%	2.80%	2.76%	3.86%	3.83%	4.07%
Benefit expense (income) for the year
Discount rate – All plans
Discount rate for defined benefit obligations	4.35%	3.90%	3.86%	5.54%	4.86%	4.74%
Discount rate for net interest cost	4.09%	3.55%	3.33%	5.37%	4.60%	4.42%
Discount rate for service cost	4.41%	4.04%	4.01%	5.78%	5.11%	5.09%
Discount rate for interest on service cost	4.14%	3.77%	3.64%	5.67%	5.04%	4.94%
Discount rate – Canadian plans only
Discount rate for defined benefit obligations	4.10%	3.60%	3.60%	3.96%	3.53%	3.42%
Discount rate for net interest cost	3.80%	3.20%	3.00%	3.70%	3.18%	2.98%
Discount rate for service cost	4.10%	3.70%	3.70%	4.07%	3.76%	3.75%
Discount rate for interest on service cost	3.80%	3.40%	3.30%	3.88%	3.66%	3.56%
Rate of increase in future compensation (1)	2.80%	2.76%	2.72%	3.83%	4.07%	4.09%
Health care cost trend rates at end of year
Initial rate	n/a	n/a	n/a	5.80%	5.81%	5.99%
Ultimate rate	n/a	n/a	n/a	4.69%	4.66%	4.93%
Year ultimate rate reached	n/a	n/a	n/a	2040	2040	2030
Assumed life expectancy in Canada (years)
Life expectancy at 65 for current pensioners – male	23.4	23.3	23.2	23.4	23.3	23.2
Life expectancy at 65 for current pensioners – female	24.5	24.4	24.4	24.5	24.4	24.4
Life expectancy at 65, for future pensioners currently aged 45 – male	24.3	24.3	24.2	24.3	24.3	24.2
Life expectancy at 65, for future pensioners currently aged 45 – female	25.3	25.3	25.3	25.3	25.3	25.3
Assumed life expectancy in Mexico (years)
Life expectancy at 65 for current pensioners – male	21.3	21.3	21.3	21.3	21.3	21.3
Life expectancy at 65 for current pensioners – female	23.8	23.8	23.8	23.8	23.8	23.8
Life expectancy at 65, for future pensioners currently aged 45 – male	21.7	21.7	21.7	21.7	21.7	21.7
Life expectancy at 65, for future pensioners currently aged 45 – female	24.0	24.0	24.0	24.0	24.0	24.0
Assumed life expectancy in United States (years)
Life expectancy at 65 for current pensioners – male	21.9	22.7	22.7	21.9	22.7	22.7
Life expectancy at 65 for current pensioners – female	23.3	24.4	24.4	23.3	24.4	24.4
Life expectancy at 65, for future pensioners currently aged 45 – male	23.4	24.3	24.3	23.4	24.3	24.3
Life expectancy at 65, for future pensioners currently aged 45 – female	24.9	25.9	25.9	24.9	25.9	25.9

(1)
The weighted-average rates of increase in future compensation shown for other benefit plans do not include Canadian flexible post-retirement benefits plans established in fiscal 2005, as they are not impacted by future compensation increases.

Summary of Sensitivity Analysis of Key Assumptions

	Pension plans		Other benefit plans
For the year ended October 31, 2019 ($ millions)	Benefit obligation	Benefit expense	Benefit obligation	Benefit expense
Impact of the following changes:
1% decrease in discount rate	$1,816	$110	$208	$7
0.25% increase in rate of increase in future compensation	101	10	1	–
1% increase in health care cost trend rate	n/a	n/a	155	14
1% decrease in health care cost trend rate	n/a	n/a	(125)	(11)
1 year increase in Canadian life expectancy	198	10	23	1
1 year increase in Mexican life expectancy	3	–	4	–
1 year increase in the United States life expectancy	6	–	6	–

Summary of weighted-average actual and target asset allocations
The tables below shows the weighted-average actual and target asset allocations for the Bank’s principal plans at October 31, by asset category.

	Pension plans			Other benefit plans
Asset category %	Actual 2019	Actual 2018	Actual 2017	Actual 2019	Actual 2018	Actual 2017
Cash and cash equivalents	3%	4%	2%	1%	1%	1%
Equity investments
Quoted in an active market	33%	36%	43%	42%	42%	46%
Non quoted	10%	12%	16%	–%	2%	–%
	43%	48%	59%	42%	44%	46%
Fixed income investments
Quoted in an active market	13%	9%	5%	57%	34%	32%
Non quoted	30%	29%	26%	–%	21%	21%
	43%	38%	31%	57%	55%	53%
Property
Quoted in an active market	–%	–%	–%	–%	–%	–%
Non quoted	1%	1%	–%	–%	–%	–%
	1%	1%	–%	–%	–%	–%
Other
Quoted in an active market	–%	–%	–%	–%	–%	–%
Non quoted	10%	9%	8%	–%	–%	–%
	10%	9%	8%	–%	–%	–%
Total	100%	100%	100%	100%	100%	100%

Target asset allocation at October 31, 2019 Asset category %	Pension plans	Other benefit plans
Cash and cash equivalents	–%	1%
Equity investments	45%	44%
Fixed income investments	44%	55%
Property	2%	–%
Other	9%	–%
Total	100%	100%